Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Litigation

We do not expect any litigation to have a materially adverse effect on our financial condition or results of operations. However, from time to time, we may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. Litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business.

Operating Leases

The Company has several non-cancelable operating leases, primarily for facilities, that expire over the next sixteen years. These leases generally contain renewal options and require the Company to pay all executory costs such as maintenance and insurance. See note 15 - Operating leases for rental expense pursuant to ASC 842 for the years ended December 31, 2023, 2022 and 2021 and future minimum rental commitments as of December 31, 2023.